Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
Equity awards are regularly granted to our NEOs and other senior employees on August 15 of each year. On occasion, equity awards may be granted outside of the annual cycle, including for purposes of new hires, promotions, recognition or retention. We do not currently grant stock options to our employees.
Material nonpublic information is not taken into account when determining the timing and terms of equity awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
Equity awards are regularly granted to our NEOs and other senior employees on August 15 of each year. On occasion, equity awards may be granted outside of the annual cycle, including for purposes of new hires, promotions, recognition or retention. We do not currently grant stock options to our employees.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Material nonpublic information is not taken into account when determining the timing and terms of equity awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false